Leases	12 Months Ended
Dec. 31, 2023
Disclosure Leases Abstract
Leases

24. Leases

a) Right of use

	December 31, 2022	Additions and contract modifications	Depreciation	Transfer to asset held for sale	Translation adjustment	December 31, 2023
Ports	657	24	(59)	-	6	628
Vessels	453	4	(42)	-	-	415
Pelletizing plants	204	24	(51)	-	16	193
Properties	87	12	(25)	-	6	80
Energy plants	39	-	(5)	-	-	34
Equipment and Installment of mining	15	10	(8)	(8)	-	9
Total	1,455	74	(190)	(8)	28	1,359

b) Leases liabilities

	December 31, 2022	Additions and contract modifications	Payments (i)	Interest	Transfer to liabilities held for sale	Translation adjustment	December 31, 2023
Ports	690	24	(66)	31	-	3	682
Vessels	441	4	(63)	15	-	-	397
Pelletizing plants	222	24	(64)	9	-	16	207
Properties	105	12	(27)	4	-	8	102
Energy plants	52	-	(6)	3	-	-	49
Mining equipment	21	10	(7)	-	(9)	-	15
Total	1,531	74	(233)	62	(9)	27	1,452
Current liabilities	182						197
Non-current liabilities	1,349						1,255
Total	1,531						1,452

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$112 recorded in the income statement for the year ended December 31, 2023, (2022:US$ 367).

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the statement of financial position is measured at the present value of such obligations.

	2024	2025	2026	2027	2028 onwards	Total	Remaining term (years)	Discount rate
Ports	70	69	56	43	737	975	3 to 20	4% to 5%
Vessels	60	59	54	53	292	518	2 to 10	3% to 4%
Pelletizing plants	60	50	17	17	115	259	1 to 10	2% to 6%
Properties	28	18	16	14	38	114	1 to 10	2% to 6%
Energy plants	10	10	6	5	46	77	1 to 7	5% to 6%
Mining equipment	8	4	2	-	-	14	1 to 5	3% to 6%
Total	236	210	151	132	1,228	1,957

Accounting policy

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term or the end of the useful life of the right-of-use asset.

Leases

The Company does not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed payments, including in-substance fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) the exercise price under a purchase option or renewal option that are under the Company’s control and is reasonably certain to be exercised.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.